Document and Entity Information	Total
Document and Entity Information:
EntityRegistrantName	World Funds Trust
DocumentType	485BPOS
DocumentPeriodEndDate	Aug. 28, 2018
TradingSymbol	wft
AmendmentFlag	false
EntityCentralIndexKey	0001396092